Revenue and Cost of Goods & Services Sold	12 Months Ended
Dec. 31, 2021
Disclosure of products and services [text block] [Abstract]
Revenue and Cost of goods & services sold

NOTE 3: Revenue and Cost of goods & services sold

Revenue

Thousands of $ For the years ended December 31	2021	2020	2019
Services	21,937	18,064	11,443
Licenses	250	250	250
Royalties and other revenues	52	146	92
Total revenue	22,239	18,460	11,785

Revenues related to services are recognized at a point in time while licenses, royalties and other revenues are generally recognized over time as described in Note 2.7.

The Company did not recognize any contract assets or contracts liabilities.

Total revenue for 2021 was $22,239,000, an increase of 20% as compared to total revenue of $18,460,000 for 2020. Revenues from sales of ConfirmMDx accounted for 91% and 94% of total revenues in 2021 and 2020, respectively.

Total revenue for 2020 was $18,460,000 compared to total revenue of $11,785,000 for 2019. During the fourth quarter of 2019, and based on current and historical collections data available at the time, the Company updated certain assumptions to its estimates, primarily related to management’s decision to reduce the amount of time it carries accounts receivable from 24 months to 12 months, which negatively affected the 2019 revenues by $10,078,000.

The table below shows a summary of billable test volume by product over 2021 and 2020.

	Year ended 31 December
Product	2021	2020	2019	% Change (2021 vs 2020)	% Change (2020 vs 2019)
ConfirmMDx	15,324	14,945	18,195	3%	(18)%
SelectMDx	13,615	13,201	21,699	3%	(39)%

At the end of 2021, the Company had concluded agreements with 119 payors for ConfirmMDx (2020: 107; 2019: 90) and 54 payors for SelectMDx (2020: 42; 2019: 32). In 2018 Medicare established a Final Positive Local Coverage Determination for use of ConfirmMDx for Prostate Cancer. In 2021, Palmetto GBA, a Medicare Administrative Contractor (MAC) that assesses molecular diagnostic technologies under its MolDx program, has issued a draft foundational Local Coverage Determination (LCD) for Biomarkers to Risk-Stratify Patients at Increased Risk for Prostate Cancer. The draft foundational LCD identifies evidence supporting the clinical utility of the SelectMDx® for Prostate Cancer test and, when finalized, would support coverage of the test for qualified Medicare patients throughout the United States.

Segment revenue

The Company does not distinguish different business segments since most revenues are generated from clinical laboratory service testing, or the out-licensing of the Company’s patented DNA methylation platform and biomarkers. However, the Company does distinguish different geographical operating segments based on revenue since the revenues are generated both in United States of America and Europe.

In 2021, the Company earned 98.6% (2020: 97.9%; 2019: 100%) of its revenue from external customers from its clinical laboratory testing services and out-licensing of intellectual property. In 2021, the clinical laboratory testing in the U.S. CLIA laboratory represented 97% of the Company’s revenue (2020: 95%; 2019: 95%), while the out-licensing of intellectual property revenue in Europe represented 1.5% (2020: 3%; 2019: 5%).

In 2021, Medicare represented the only payer generating over 38% of the Company’s revenues, for a total of $8,509,733 (2020: $8,805,000; 2019: $9,701,928).

The amount of its revenue from external customers broken down by location is shown in the table below:

Thousands of $ For the years ended December 31	2021	2020	2019
United States of America	21,785	17,760	10,878
The Netherlands	195	352	339
Belgium	26	29	32
Spain	110	132	194
Poland	23	16	38
Italy	15	38	43
Rest of EU	72	112	197
Rest of the world	13	21	64
Total segment revenue	22,239	18,460	11,785

At the end of 2021, 38% of the non-current assets were located in the US (2020: 40%; 2019: 52%) and the remaining 62% in Europe (2020: 60%; 2019: 48%).

Cost of goods & services sold

Thousands of $ For the years ended December 31	2021	2020	2019
Cost of goods & services sold	11,675	10,416	11,755
Total cost of goods & services sold	11,675	10,416	11,755

The costs of goods & services sold include the costs associated with providing testing services to third parties and include the cost of materials, labor (including salaries, bonuses, and benefits), transportation, collection kits, and allocated overhead costs associated with processing samples. Allocated overhead costs include depreciation of laboratory equipment, facility occupancy and information technology costs. Costs associated with processing samples are expensed when incurred, regardless of the timing of revenue recognition.